Annual Fund Operating Expenses	Dec. 31, 2025
Guinness Atkinson Alternative Energy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2029
Guinness Atkinson Alternative Energy Fund | Guinness Atkinson Alternative Energy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Servicing Plan Fees	0.18%
Tax Expense	0.01%
All Other Expenses	0.90%
Other Expenses (as a percentage of Assets):	1.09%
Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement	(0.78%)	[1]
Net Expenses (as a percentage of Assets)	1.11%	[1]
Guinness Atkinson Asia Focus Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2029
Guinness Atkinson Asia Focus Fund | Guinness Atkinson Asia Focus Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Servicing Plan Fees	0.09%
All Other Expenses	1.24%
Other Expenses (as a percentage of Assets):	1.33%
Expenses (as a percentage of Assets)	2.33%
Fee Waiver or Reimbursement	(0.35%)	[2]
Net Expenses (as a percentage of Assets)	1.98%	[2]
Guinness Atkinson China & Hong Kong Fund | Guinness Atkinson China & Hong Kong Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Servicing Plan Fees	0.10%
Tax Expense	0.01%
All Other Expenses	0.75%
Other Expenses (as a percentage of Assets):	0.86%
Expenses (as a percentage of Assets)	1.86%
Guinness Atkinson Global Energy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2029
Guinness Atkinson Global Energy Fund | Guinness Atkinson Global Energy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Servicing Plan Fees	0.16%
Tax Expense	0.02%
All Other Expenses	1.34%
Other Expenses (as a percentage of Assets):	1.52%
Expenses (as a percentage of Assets)	2.27%
Fee Waiver or Reimbursement	(0.80%)	[3]
Net Expenses (as a percentage of Assets)	1.47%	[3]
Guinness Atkinson Global Innovators Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2029
Guinness Atkinson Global Innovators Fund | Guinness Atkinson Global Innovators Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Servicing Plan Fees	0.20%
Tax Expense	0.01%
All Other Expenses	0.38%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.09%)	[4]
Net Expenses (as a percentage of Assets)	1.25%	[4]
Guinness Atkinson Global Innovators Fund | Guinness Atkinson Global Innovators Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Servicing Plan Fees	0.00%
Tax Expense	0.01%
All Other Expenses	0.42%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.18%)	[4]
Net Expenses (as a percentage of Assets)	1.00%	[4]
Guinness Atkinson Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2029
Guinness Atkinson Asia Pacific Dividend Builder ETF | Guinness Atkinson Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.20%
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	(1.17%)	[5]
Net Expenses (as a percentage of Assets)	0.78%	[5]
Guinness Atkinson Dividend Builder ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2029
Guinness Atkinson Dividend Builder ETF | Guinness Atkinson Dividend Builder ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[6]
Distribution and Service (12b-1) Fees	0.00%	[6]
Other Expenses (as a percentage of Assets):	0.53%	[6]
Expenses (as a percentage of Assets)	0.98%	[6]
Fee Waiver or Reimbursement	(0.53%)	[6],[7]
Net Expenses (as a percentage of Assets)	0.45%	[6],[7]
Guinness Atkinson International Dividend Builder ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Guinness Atkinson International Dividend Builder ETF | Guinness Atkinson International Dividend Builder ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.05%)	[8]
Net Expenses (as a percentage of Assets)	0.45%	[8]
Guinness Atkinson Real Assets Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Guinness Atkinson Real Assets Income ETF | Guinness Atkinson Real Assets Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.45%	[9]
Guinness Atkinson Smart Transportation & Technology ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2029
Guinness Atkinson Smart Transportation & Technology ETF | Guinness Atkinson Smart Transportation & Technology ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%	[10]
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.53%)	[10]
Net Expenses (as a percentage of Assets)	0.68%	[10]
Guinness Atkinson Sustainable Energy ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2029
Guinness Atkinson Sustainable Energy ETF | Guinness Atkinson Sustainable Energy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.02%
Expenses (as a percentage of Assets)	3.81%
Fee Waiver or Reimbursement	(3.02%)	[11]
Net Expenses (as a percentage of Assets)	0.79%	[11]
Guinness Atkinson US Dividend Builder ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Guinness Atkinson US Dividend Builder ETF | Guinness Atkinson US Dividend Builder ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.05%)	[12]
Net Expenses (as a percentage of Assets)	0.35%

[1]	The Adviser has contractually agreed to waive or reimburse Fund expenses (excluding Acquired Fund Fees and Expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, investment-related costs and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 1.10% through June 30, 2029. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.
[2]	The Adviser has contractually agreed to waive or reimburse Fund expenses (excluding Acquired Fund Fees and Expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, investment-related costs and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 1.98% through June 30, 2029. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.
[3]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, investment-related costs and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 1.45% through June 30, 2029. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.
[4]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, investment-related costs and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses for Investor Class shares and for Institutional Class shares to 1.24% and 0.99% respectively through June 30, 2029. For each share class to the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.
[5]	The Adviser has contractually agreed to reduce its fees and/or pay ETF expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s total annual fund operating expenses to 0.78% through June 30, 2029. This contractual arrangement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.
[6]	The expense information in the table has been restated to reflect the current annual operating expense effective February 1, 2026.
[7]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.45% through June 30, 2029. This contractual arrangement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.
[8]	The Fund’s advisory agreement provides that in exchange for a unitary fee, the Adviser will arrange for and pay for all routine and ordinary expenses of the Fund, except for: the management fees, Rule 12b-1 plan payments (if any), interest expenses, taxes, fees related to services for reclamation or collection of foreign taxes withheld, acquired fund fees and expenses (if any), dividends on short positions, costs of shareholder meetings and extraordinary expenses (including litigation, if any). The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.45% through June 30, 2027.
[9]	The Fund’s advisory agreement provides that in exchange for a unitary fee, the Adviser will arrange for and pay for all routine and ordinary expenses of the Fund, except for: the management fees, Rule 12b-1 plan payments (if any), interest expenses, taxes, fees related to services for reclamation or collection of foreign taxes withheld, acquired fund fees and expenses (if any), dividends on short positions, costs of shareholder meetings and extraordinary expenses (including litigation, if any). The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.45% through June 30, 2027.
[10]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 0.68% through June 30, 2029.
[11]	The Adviser has contractually agreed to reduce its fees and/or pay ETF expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.79% through June 30, 2029.This contractual arrangement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.
[12]	The Fund’s advisory agreement provides that in exchange for a unitary fee, the Adviser will arrange for and pay for all routine and ordinary expenses of the Fund, except for: the management fees, Rule 12b-1 plan payments (if any), interest expenses, taxes, fees related to services for reclamation or collection of foreign taxes withheld, acquired fund fees and expenses (if any), dividends on short positions, costs of shareholder meetings and extraordinary expenses (including litigation, if any). The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.35% through June 30, 2027.